                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

Mitchell J. Lindauer
Vice President &
Assistant General Counsel

February 13, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   OFI Tremont Core Strategies Hedge Fund
            File No. 333-149097

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of combined  Prospectus and
Proxy  Statement and Statement of  Additional  Information  that would have been
filed   pursuant  to  Rule  497(c)  under  the   Securities  Act  on  behalf  of
OppenheimerFunds,  Inc.  (the  "Registrant")  would not have  differed from that contained in the  Registrant's  Registration  Statement on Form N-14,  which was filed  electronically with the Securities and Exchange Commission on February 7,
2008, and declared effective February 8, 2008.

                          Sincerely,

                          /s/ Mitchell J. Lindauer
                        ------------------------------------
                         Mitchell J. Lindauer
                         Vice President & Assistant General Counsel
                         212.323.0254
                         mlindauer@oppenheimerfunds.com

cc:  Mayer Brown LLP
     Taylor Edwards
     Gloria LaFond
     Nancy S. Vann